Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Small Cap Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,696	$ 11,871	$ 15,861	$ 17,092	$ 23,768	$ 33,426	$ 20,024	$ 23,278	$ 27,541	$ 32,949
Columbia Small Cap Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,212	12,406	16,448	17,589	24,277	33,888	20,141	23,244	27,307	32,427
Columbia Small Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,315	12,658	16,951	18,321	25,531	35,998	21,613	25,187	29,886	35,843
Columbia Small Cap Growth Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,324	12,685	17,007	18,395	25,662	36,212	21,768	25,393	30,163	36,211
Columbia Small Cap Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,330	12,701	17,035	18,442	25,736	36,335	21,846	25,512	30,299	36,402
Columbia Small Cap Growth Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,261	12,529	16,695	17,953	24,895	34,920	20,860	24,200	28,556	34,086
Columbia Small Cap Growth Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,315	12,658	16,951	18,321	25,531	35,998	21,613	25,187	29,886	35,843
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,144	12,934	15,553	15,757	19,135	25,458	22,076	25,334	31,958	37,020
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	$ 10,000		$ 10,355	$ 12,052	$ 15,754	$ 14,018	$ 16,440	$ 22,294	$ 16,663	$ 17,792	$ 20,936	$ 23,129